Cash Flow Statement (Tables)	12 Months Ended
Oct. 31, 2021
Cash Flow Statement [Abstract]
Cash Flow Statement
		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Note	$m	$m	$m
Cash flows from operating activities
Loss from continuing operations		(435.1)	(2,974.6)	(18.1)
Profit from discontinued operation		10.7	5.1	1,487.2
Loss for the year		(424.4)	(2,969.5)	1,469.1
Adjustments for:
(Gain)/Loss on disposal of discontinued operation	31	(10.7)	3.0	(1,767.9)
Net finance costs	6	252.2	279.0	255.8
Taxation – continuing operations	7	(82.7)	34.2	(16.0)
Taxation – discontinued operation	31	-	(8.1)	318.1
Share of results of associates		-	-	0.3
Operating (loss)/profit (attributable to continuing and discontinued operations)		(265.6)	(2,661.4)	259.4
Goodwill impairment charge	10	-	2,799.2	-
Research and development tax credits		(1.1)	(1.8)	(1.2)
Property, plant and equipment depreciation	12	33.7	42.0	52.6
Right-of-use asset depreciation (2019 : finance lease depreciation)	19	73.3	76.9	13.9
Loss on disposal of property, plant and equipment	12	1.2	5.6	3.6
Loss on disposal of intangible assets	11	-	0.6	-
Gain on disposal of Atalla		-	-	(3.7)
Amortization of intangible assets	11	956.4	674.1	716.5
Leases impairment	19	5.6	5.9	-
Share-based compensation charge	28	14.3	17.0	71.3
Foreign exchange movements	3	0.1	29.7	11.1
Changes in working capital :
Inventories		-	0.1	-
Trade and other receivables and contract related costs[1]		(195.2)	251.6	156.5
Payables and other liabilities		36.9	(62.4)	(110.4)
Provisions[2]	21	14.1	8.8	(14.8)
Contract liabilities - deferred income		16.8	(103.1)	(98.5)
Cash generated from operations		690.5	1,082.8	1,056.3

[1]	Change in trade and other receivables and contract-related costs is adjusted for non-cash movements of ($19.0 million) (2020: ($51.7 million); (2019 $50.9 million)
[2]
In the year ended October 31, 2021 provisions movements have been presented net, in the year ended October 31, 2020 they were presented gross as provision movements $46.3 million (2019; $43.8 million) and provision utilisation ($37.5 million) (2019: ($58.6 million)).